Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants [Abstract]
WARRANTS

NOTE 10 - WARRANTS

A summary of the status of the Company’s outstanding stock warrants and changes during the year is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Aggregate Intrinsic Value
Exercisable at December 31, 2020	15,974,026	$0.00385	2.06	$—
Granted	201,500,000	$0.0029	4.62	$—
Expired	—	$—	—	$—
Increased for adjustment(1)	12,012,987	$—	—	$—
Exercised	(2,987,013)	$—	—	$—
Exercisable at December 31, 2021	226,500,000	$0.0013	3.78	$—
Granted	—	$—	—	$—
Expired	—	$—	—	$—
Exercised	(60,000,000)	$—	—	$—
Exercisable at March 31, 2022	166,500,000	$0.0023	3.89	$1,956,000

Range of Exercise Prices	Number Outstanding 3/31/2022	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.002 - 0.0137	166,500,000	3.89 years	$0.0117

(1)	Pursuant to the terms of certain warrant agreements, when the exercise price is reduced for any reason outlined in the agreement, the number of warrant shares is increased so that the aggregated exercise price is equal to the original exercise price.

The aggregate intrinsic value represents the total pretax intrinsic value, based on warrants with an exercise price less than the Company’s stock price as of March 31, 2022, which would have been received by the warrant holder had the warrant holder exercised their warrants as of that date.

NOTE 11 - WARRANTS

On January 6, 2021, the Company issued 35,000,000 warrants to Granite Global Investments Ltd in conjunction with convertible debt. The warrants are exercisable for 5 years at $.006 per share. The warrants were evaluated for purposes of classification between liability and equity. The warrants do not contain features that would require a liability classification and are therefore considered equity.

Using the fair value calculation, the relative fair value between the debt issued and the warrants was calculated to determine the warrants recorded equity amount of $24,440, accounted for in additional paid in capital.

The Black Scholes pricing model was used to estimate the fair value of the Warrants issued with the following inputs:

Warrants	35,000,000
Share price	$0.0033
Exercise Price	$0.006
Term	5 years
Volatility	353%
Risk Free Interest Rate	.43%
Dividend rate	-

On January 30, 2021, the Company issued 120,000,000 warrants to Granite Global Investments Ltd in conjunction with convertible debt. The warrants are exercisable for 5 years at $.0003 per share. The warrants were evaluated for purposes of classification between liability and equity. The warrants do not contain features that would require a liability classification and are therefore considered equity.

Using the fair value calculation, the relative fair value between the debt issued and the warrants was calculated to determine the warrants recorded equity amount of $33,652, accounted for in additional paid in capital.

The Black Scholes pricing model was used to estimate the fair value of the Warrants issued with the following inputs:

Warrants	120,000,000
Share price	$0.0043
Exercise Price	$0.0003
Term	5 years
Volatility	352%
Risk Free Interest Rate	0.45%
Dividend rate	-

On April 7, 2021, the Company issued 36,500,000 warrants to Granite Global Investments Ltd in conjunction with convertible debt. The warrants are exercisable for 5 years at $.006 per share. The warrants were evaluated for purposes of classification between liability and equity. The warrants do not contain features that would require a liability classification and are therefore considered equity.

Using the fair value calculation, the relative fair value between the debt issued and the warrants was calculated to determine the warrants recorded equity amount of $34,505, accounted for in additional paid in capital.

The Black Scholes pricing model was used to estimate the fair value of the Warrants issued with the following inputs:

Warrants	36,500,000
Share price	$0.0173
Exercise Price	$0.006
Term	5 years
Volatility	319%
Risk Free Interest Rate	0.45%
Dividend rate	—

On April 9, 2021, the Company issued 10,000,000 warrants to Granite Global Investments Ltd in conjunction with convertible debt. The warrants are exercisable for 5 years at $.012 per share. The warrants were evaluated for purposes of classification between liability and equity. The warrants do not contain features that would require a liability classification and are therefore considered equity.

Using the fair value calculation, the relative fair value between the debt issued and the warrants was calculated to determine the warrants recorded equity amount of $72,217, accounted for in additional paid in capital.

The Black Scholes pricing model was used to estimate the fair value of the Warrants issued with the following inputs:

Warrants	10,000,000
Share price	$0.026
Exercise Price	$0.012
Term	5 years
Volatility	319%
Risk Free Interest Rate	0.87%
Dividend rate	—

A summary of the status of the Company’s outstanding stock warrants and changes during the year is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	3,000,000	$0.07	2.59	$—
Granted	63,236,369	$0.00385	2.56	$—
Expired	—	$—	—	$—
Exercised	(50,262,343)	$0.00385	—	$—
Exercisable at December 31, 2020	15,974,026	$0.00385	2.06	$—
Granted	201,500,000	$0.0029	4.62	$—
Expired	—	$—	—	$—
Increased for adjustment(1)	12,012,987	$—	—	$—
Exercised	(2,987,013)	$—	—	$—
Exercisable at December 31, 2021	226,500,000	$0.0136	3.78	$724,800

(1)	Pursuant to the terms of certain warrant agreements, when the exercise price is reduced for any reason outlined in the agreement, the number of warrant shares is increased so that the aggregated exercise price is equal to the original exercise price.

Range of Exercise Prices	Number Outstanding 12/31/2021	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$0.0003 - $0.012	214,804,492	3.78 years	$0.0136

The aggregate intrinsic value represents the total pretax intrinsic value, based on warrants with an exercise price less than the Company’s stock price as of December 31, 2021, which would have been received by the warrant holder had the warrant holder exercised their warrants as of that date.